UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-21237

                  Unified Series Trust
      (Exact name of registrant as specified in charter)

                  431 North Pennsylvania St.
         (Address of principal executive offices)             (Zip code)

Lynn Wood
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code:

Date of fiscal year end:  8/31

Date of reporting period:  02/28/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

================================================================================
                                STONERIDGE FUNDS
================================================================================












                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                FEBRUARY 28, 2005









                                  FUND ADVISOR:

                       STONERIDGE INVESTMENT PARTNERS, LLC
                             7 GREAT VALLEY PARKWAY
                                    SUITE 290
                                MALVERN, PA 19355


                            TOLL FREE: (800) 441-6978

FUND HOLDINGS - (UNAUDITED)

[OBJECT OMITTED]
STONERIDGE EQUITY FUND HOLDINGS AS OF FEBRUARY, 28, 2005 1
Large-Cap Companies2 - 76.63%
Mid-Cap Companies - 17.55%
Other Companies3 - 2.22%
Money Market Securities - 7.47%
Liabilities in excess of other assets - (3.87)%

1As a percent of net assets.
2U.S. Companies above $7 billion.
3U.S. Companies above $2 billion and below $7 billion.

The StoneRidge Equity Fund invests primarily in common stocks of medium and large capitalization U.S. companies. Medium capitalization companies include those with market capitalizations between $2 billion and $7 billion, and large capitalization companies include those with market capitalizations above $7 billion.

(OBJECT OMITTED)
STONERIDGE SMALL CAP GROWTH FUND HOLDINGS AS OF FEBRUARY 28, 2005 1 Small-Cap Companies - 90.71%
Other Companies - 7.59%
Money Market Securities - 1.87%
Liabilities in excess of other assets - (0.17)%

1As a percent of net assets.
2U.S. Companies between $100 million and $2 billion.

The Small-Cap Growth Fund will, under normal circumstances, invest at least 80% of its assets in common stocks of small capitalization U.S. companies. Small capitalization companies include those with market capitalizations between $100 million and $2 billion.

SUMMARY OF FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Funds, you incur ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXPAMPLE FOR COMPARISON PURPOSES
---------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

-----------------------------------------------------------------------------------------------------------------
                                             BEGINNING                   ENDING                EXPENSES PAID
          STONERIDGE FUNDS                 ACCOUNT VALUE              ACCOUNT VALUE           DURING PERIOD*
                                         SEPTEMBER 1, 2004          FEBRUARY 28, 2005       SEPTEMBER 1, 2004 -
                                                                                             FEBRUARY 28, 2005
-----------------------------------------------------------------------------------------------------------------
EQUITY FUND

    Actual (12.59% return)               $ 1,000.00                 $ 1,125.90                    $ 4.74

    Hypothetical                         $ 1,000.00                 $ 1,020.33                    $ 4.51
   (5% return before expenses)
-----------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

   Actual (17.78% return)                $ 1,000.00                 $ 1,177.80                    $ 6.75

    Hypothetical                         $ 1,000.00                 $ 1,018.60                    $ 6.26
   (5% return before expenses)
-----------------------------------------------------------------------------------------------------------------
*Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).  The annualized expense ratios for the Equity Fund and Small Cap Growth Fund were 0.90% and 1.25%, respectively.

                                       2

STONERIDGE FUNDS
STONERIDGE EQUITY FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 - (UNAUDITED)

COMMON STOCKS - 96.40%                                                    SHARES              VALUE
                                                                         ---------         ------------

ACCIDENT & HEALTH INSURANCE - 0.94%
PartnerRe Ltd.                                                                450          $    28,192
                                                                                           ------------

AGENTS, BROKERS & SERVICES - 1.68%
Hartford Financial Services Group, Inc.                                       700               50,365
                                                                                           ------------

BIOLOGICAL PRODUCTS - 0.46%
Invitrogen Corp. (a)                                                          195               13,642
                                                                                           ------------

BOTTLED & CANNED SOFT DRINKS & CARBONATED WATERS - 1.43%
Coca Cola Hellenic Bottling Co. SA                                          1,000               42,800
                                                                                           ------------

COMPUTER COMMUNICATION EQUIPMENT - 2.11%
Cisco Systems, Inc. (a)                                                     3,625               63,148
                                                                                           ------------

COMPUTER STORAGE DEVICES - 2.46%
EMC Corp. (a)                                                               3,650               46,209
Sandisk Corp. (a)                                                           1,025               27,552
                                                                                           ------------
                                                                                                73,761
                                                                                           ------------

CONSTRUCTION MACHINERY & EQUIPMENT - 1.03%
Caterpillar, Inc.                                                             325               30,891
                                                                                           ------------

CONVERTED PAPER & PAPERBOARD PRODUCTS - 1.61%
3M Company                                                                    575               48,265
                                                                                           ------------

CRUDE PETROLEUM & NATURAL GAS - 0.60%
Pioneer Natural Resources Co.                                                 425               17,922
                                                                                           ------------

CUTLERY, HANDTOOLS & GENERAL HARDWARE - 2.36%
Gillette Co.                                                                1,150               57,788
Stanley Works                                                                 275               12,719
                                                                                           ------------
                                                                                                70,507
                                                                                           ------------

DIVERSIFIED - 0.95%
Honeywell International, Inc.                                                 750               28,478
                                                                                           ------------

DRILLING OIL & GAS WELLS - 0.61%
Patterson Energy, Inc.                                                        725               18,125
                                                                                           ------------

ELECTRIC & OTHER SERVICES COMBINED - 1.44%
Exelon Corp.                                                                  950               43,092
                                                                                           ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 3.26%
General Electric Co.                                                        2,775               97,680
                                                                                           ------------

ELECTRONIC INSTRUMENTS - 0.72%
Emerson Electric Co.                                                          325               21,554

                                                                                          ------------

See accompanying notes which are an integral part of the financial statements.

                                       3

STONERIDGE FUNDS
STONERIDGE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 - (UNAUDITED)

COMMON STOCKS  96.40%- CONTINUED                                          SHARES              VALUE
                                                                         ---------         ------------

FINANCE SERVICES - 1.32%
Morgan Stanley, Dean Witter  & Co.                                            700             $ 39,529
                                                                                           ------------

FIRE, MARINE & CASUALTY INSURANCE - 1.23%
St. Paul Travelers Companies, Inc.                                            958               36,711
                                                                                           ------------

FOOD & KINDRED PRODUCTS - 4.58%
Altria Group, Inc.                                                          1,850              121,453
Unilever PLC (b)                                                              400               15,524
                                                                                           ------------
                                                                                               136,977
                                                                                           ------------

GUIDED MISSILES & SPACE VEHICLES & PARTS - 0.99%
Rockwell International Corp.                                                  475               29,521
                                                                                           ------------

HOSPITAL & MEDICAL SERVICE PLANS - 1.73%
PacifiCare Health Systems, Inc. (a)                                           375               23,805
Wellpoint, Inc. (a)                                                           230               28,074
                                                                                           ------------
                                                                                                51,879
                                                                                           ------------

HOTELS & MOTELS - 1.21%
Hilton Hotels Corp.                                                         1,725               36,329
                                                                                           ------------

INSURANCE AGENTS, BROKERS & SERVICES - 1.55%
Willis Group Holdings Ltd.                                                  1,175               46,471
                                                                                           ------------

INVESTMENT ADVICE - 1.97%
Investor's Financial Services Corp.                                         1,175               58,891
                                                                                           ------------

LIFE INSURANCE - 1.11%
Nationwide Financial Services, Inc. - Class A                                 900               33,120
                                                                                           ------------

MISCELLANEOUS BUSINESS CREDIT INSTITUTION - 0.00%
PHH Corp. (a) (c)                                                               0                    5
                                                                                           ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.46%
International Game Technology                                                 450               13,707
                                                                                           ------------

MORTGAGE BANKERS & LOAN CORRESPONDENTS - 1.04%
Doral Financial Corp.                                                         787               31,212
                                                                                           ------------

NATIONAL COMMERCIAL BANKS - 2.66%
Bank of America Corp.                                                       1,708               79,678
                                                                                           ------------

NEWSPAPERS: PUBLISHING OR PUBLISHING & PRINTING - 0.59%
News Corp. Ltd.                                                             1,060               17,638
                                                                                           ------------

OPERATIVE BUILDERS - 0.27%
Centex Corp.                                                                  125                7,949
                                                                                           ------------

PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 3.54%
Avon Products, Inc.                                                         2,475              105,856
                                                                                           ------------
See accompanying notes which are an integral part of the financial statements.

                                       4

STONERIDGE FUNDS
STONERIDGE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 - (UNAUDITED)

COMMON STOCKS 96.40%- CONTINUED                                           SHARES              VALUE
                                                                         ---------         ------------

PETROLEUM REFINING - 5.57%
Conocophillips                                                                375             $ 41,584
Exxon Mobil Corp.                                                           1,975              125,037
                                                                                           ------------
                                                                                               166,621
                                                                                           ------------

PHARMACEUTICAL PREPARATIONS - 1.61%
Pfizer, Inc.                                                                1,832               48,163
                                                                                           ------------

PLASTIC MATERIALS, SYNTHETIC RESINS & NONVULCAN - 1.01%
Dow Chemicals Co.                                                             550               30,333
                                                                                           ------------

PLASTIC PRODUCTS - 0.24%
Newell Rubbermaid, Inc.                                                       325                7,244
                                                                                           ------------

PRIMARY PRODUCTION OF ALUMINUM - 0.84%
Alcan, Inc.                                                                   625               24,981
                                                                                           ------------

PRINTED CIRCUIT BOARDS - 1.39%
Flextronics International Ltd.  (a)                                         1,700               22,695
Sanmina - SCI  Corp. (a)                                                    3,400               18,870
                                                                                           ------------
                                                                                                41,565
                                                                                           ------------

PUBLIC BUILDING AND RELATED FURNITURE - 0.31%
Lear Corp.                                                                    175                9,126
                                                                                           ------------

RADIO BROADCASTING STATIONS - 0.81%
Citadel Broadcasting Corp. (a)                                                350                4,942
Sirius Satellite Radio, Inc. (a)                                            3,475               19,356
                                                                                           ------------
                                                                                                24,298
                                                                                           ------------

REFUSE SYSTEMS - 0.68%
Waste Management, Inc.                                                        700               20,468
                                                                                           ------------

RETAIL - DEPARTMENT STORES - 1.04%
J C Penney Corp, Inc.                                                         700               31,143
                                                                                           ------------

RETAIL - FAMILY CLOTHING STORES - 0.45%
Nordstrom, Inc.                                                               250               13,440
                                                                                           ------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 1.42%
Home Depot, Inc.                                                              330               13,207
Lowe's Companies, Inc.                                                        500               29,390
                                                                                           ------------
                                                                                                42,597
                                                                                           ------------

RETAIL - VARIETY STORES - 1.72%
Wal-Mart Stores, Inc.                                                       1,000               51,610
                                                                                           ------------

ROLLING, DRAWING & EXTRUDING OF NONFERROUS METALS - 0.08%
Novelis, Inc. (a)                                                             105                2,470
                                                                                           ------------

See accompanying notes which are an integral part of the financial statements.

                                       5

STONERIDGE FUNDS
STONERIDGE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 - (UNAUDITED)

COMMON STOCKS 96.40%- CONTINUED                                           SHARES              VALUE
                                                                         ---------         ------------


RUBBER & PLASTICS FOOTWEAR - 0.86%
Reebok International Ltd.                                                     585             $ 25,834
                                                                                           ------------

SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 1.30%
Washington Mutual, Inc.                                                       925               38,813
                                                                                           ------------

SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 3.14%
Lehman Brothers Holdings, Inc.                                              1,030               93,915
                                                                                           ------------

SEMICONDUCTORS & RELATED DEVICES - 5.35%
Applied Materials, Inc. (a)                                                 2,175               38,063
Microchip Technology, Inc.                                                  1,950               53,547
Micron Technology, Inc. (a)                                                 5,950               68,425
                                                                                           ------------
                                                                                               160,035
                                                                                           ------------

SERVICES - ADVERTISING AGENCIES - 0.39%
Lamar Advertising Co. - Class A (a)                                           300               11,787
                                                                                           ------------

SERVICES - AUTO RENTAL & LEASING - 0.74%
Ryder System, Inc.                                                            525               22,291
                                                                                           ------------

SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 0.35%
Webmd Corp. (a)                                                             1,400               10,556
                                                                                           ------------

SERVICES - ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT - 1.44%
Paychex, Inc.                                                               1,350               43,106
                                                                                           ------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 0.49%
Walt Disney Co.                                                               525               14,669
                                                                                           ------------

SERVICES - MOTION PICTURE & VIDEO TAPE PRODUCTION - 0.90%
Liberty Media Corp. (a)                                                     2,650               26,871
                                                                                           ------------

SERVICES - PREPACKAGED SOFTWARE - 2.36%
Microsoft Corp.                                                             2,800               70,504
                                                                                           ------------

SPECIAL INDUSTRY MACHINERY - 1.41%
Novellus Systems, Inc. (a)                                                    800               23,628
Pentair, Inc.                                                                 450               18,648
                                                                                           ------------
                                                                                                42,276
                                                                                           ------------

STATE COMMERCIAL BANKS - 2.96%
North Fork Bancorporation, Inc.                                             1,062               30,596
Popular, Inc.                                                               2,190               58,013
                                                                                           ------------
                                                                                                88,609
                                                                                           ------------
See accompanying notes which are an integral part of the financial statements.

                                       6

STONERIDGE FUNDS
STONERIDGE EQUITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 - (UNAUDITED)

COMMON STOCKS 96.40% - CONTINUED                                          SHARES              VALUE
                                                                         ---------         ------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 3.11%
Boston Scientific Corp. (a)                                                 2,850             $ 93,081
                                                                                           ------------

TELEPHONE & TELEGRAPH APPARATUS - 2.53%
Corning, Inc. (a)                                                           6,605               75,759
                                                                                           ------------

TELEPHONE COMMUNICATIONS - 2.58%
Verizon Communications, Inc.                                                2,150               77,335
                                                                                           ------------

TELEVISION BROADCASTING STATIONS - 0.67%
Univision Communications, Inc. (a)                                            755               19,924
                                                                                           ------------

TRUCKING - 0.71%
Hunt (JB) Transport Services, Inc.                                            450               21,236
                                                                                           ------------

WATER TRANSPORTATION - 1.03%
Royal Caribbean Cruises, LTD.                                                 650               30,712
                                                                                           ------------

WHOLESALE - DRUGS, PROPRIETARIES & DRUGGISTS' SUNDRIES - 1.00%
AmerisourceBergen Corp.                                                       500               29,950
                                                                                           ------------

TOTAL COMMON STOCKS (COST $2,608,296)                                                        2,885,217
                                                                                           ------------

MONEY MARKET SECURITIES - 7.47%
Huntington Money Market Fund - Investment Shares, 1.43% (d)               223,660              223,660
                                                                                           ------------

TOTAL MONEY MARKET SECURITIES (COST $223,660)                                                  223,660
                                                                                           ------------

TOTAL INVESTMENTS (COST $2,831,956)  - 103.87%                                               3,108,877
                                                                                           ------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.87)%                                               (115,809)
                                                                                           ------------

TOTAL NET ASSETS - 100.00%                                                                 $  2,993,068
                                                                                           ============


(a) Non-income producing.
(b) American Depositary Receipt.
(c) Fractional shares owned equal 0.25.
(d) Variable rate security; the coupon rate shown represents the rate at February 28, 2005.

See accompanying notes which are an integral part of the financial statements.

                                       7

STONERIDGE FUNDS
STONERIDGE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 - (UNAUDITED)

COMMON STOCKS - 98.30%                                                        SHARES                    VALUE
                                                                            ------------           ----------------

AIR CONDITIONING, HEATING, COOLING
    &  REFRIGERATION EQUIPMENT - 1.54%
Engineered Support Systems, Inc.                                                  8,550              $     472,644
                                                                                                   ----------------

ARRANGEMENT OF TRANSPORTATION OF FREIGHT & CARGO - 2.17%
EGL, Inc. (a)                                                                     7,500                    238,125
Pacer International, Inc. (a)                                                    16,800                    427,560
                                                                                                   ----------------
                                                                                                           665,685
                                                                                                   ----------------

BALL & ROLLER BEARINGS - 0.44%
NN, Inc.                                                                         12,450                    134,211
                                                                                                   ----------------

BIOLOGICAL PRODUCTS - 2.53%
Ariad Pharmaceutical, Inc. (a)                                                   23,840                    149,238
NeoPharm, Inc. (a)                                                               51,446                    536,582
Vical, Inc. (a)                                                                  15,450                     88,528
                                                                                                   ----------------
                                                                                                           774,348
                                                                                                   ----------------

COMMUNICATIONS EQUIPMENT - 0.72%
Applied Signal Technology, Inc.                                                   9,500                    221,635
                                                                                                   ----------------

COMPUTER PERIPHERAL EQUIPMENT - 4.42%
Avocent Corp. (a)                                                                24,800                    849,648
Metrologic Instruments, Inc. (a)                                                  9,600                    226,176
RSA Security, Inc. (a)                                                           17,050                    278,597
                                                                                                   ----------------
                                                                                                         1,354,421
                                                                                                   ----------------

COMPUTER STORAGE DEVICES - 0.75%
Maxtor Corp. (a)                                                                 41,700                    231,018
                                                                                                   ----------------

CRUDE PETROLEUM & NATURAL GAS - 0.24%
Exploration Co of Delaware, Inc. (a)                                             12,780                     72,463
                                                                                                   ----------------

DRILLING OIL & GAS WELLS - 0.79%
Smedvig asa (b)                                                                  16,345                    242,887
                                                                                                   ----------------

ELECTRICAL INDUSTRIAL APPARATUS - 0.62%
GrafTech International Ltd. (a)                                                  20,600                    190,344
                                                                                                   ----------------

ELECTRONIC COMPONENTS & ACCESSORIES - 0.92%
Silicon Image, Inc. (a)                                                          24,550                    282,816
                                                                                                   ----------------

ELECTRONIC COMPUTERS - 1.21%
Omnicell, Inc. (a)                                                               57,200                    371,800
                                                                                                   ----------------

See accompanying notes which are an integral part of the financial statements.

                                       8

STONERIDGE FUNDS
STONERIDGE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 - (UNAUDITED)

COMMON STOCKS 98.30% - CONTINUED                                               SHARES                   VALUE
                                                                            ------------           ----------------

ENGINES & TURBINES - 1.20%
Briggs & Stratton                                                                 9,300                  $ 366,606
                                                                                                   ----------------

FIRE, MARINE & CASUALTY INSURANCE - 0.47%
Tower Group, Inc.                                                                11,595                    142,966
                                                                                                   ----------------

FOOTWARE - 0.52%
Kenneth Cole Productions, Inc.                                                    5,450                    158,104
                                                                                                   ----------------

HOSPITALS & MEDICAL SERVICE PLANS - 0.23%
Centene Corp. (a)                                                                 2,105                     70,223
                                                                                                   ----------------

IN VITRO & IN VIVO DIAGNOSTIC SUBSTANCES - 2.08%
Abaxis, Inc. (a)                                                                 24,510                    270,590
Human Genome Sciences, Inc. (a)                                                  20,300                    226,548
Nuvelo, Inc. (a)                                                                 17,860                    138,772
                                                                                                   ----------------
                                                                                                           635,910
                                                                                                   ----------------

INDUSTRIAL TRUCKS, TRACTORS, TRAILORS & STACKERS - 0.13%
Cascade Corp.                                                                     1,100                     39,490
                                                                                                   ----------------

INSURANCE AGENTS BROKERS & SERVICES - 0.76%
Hub International LTD                                                            11,750                    231,945
                                                                                                   ----------------

INVESTMENT ADVICE - 2.57%
Affiliated Managers Group (a)                                                    12,150                    786,834
                                                                                                   ----------------

LABORATORY APPARATUS & FURNITURE - 0.67%
Thermogenesis Corp. (A)                                                          37,350                    203,931
                                                                                                   ----------------

LIFE INSURANCE - 0.25%
KMG America Corp. (a)                                                             8,190                     77,477
                                                                                                   ----------------

LUMBER & WOOD PRODUCTS - 0.84%
Trex Company, Inc. (a)                                                            5,635                    256,449
                                                                                                   ----------------

MEASURING & CONTROLLING DEVICES - 0.77%
Trimble Navigation Ltd. (a)                                                       6,515                    234,670
                                                                                                   ----------------

MEN'S & BOYS' FURNISHINGS, WORK CLOTHING, & ALLIED GARMENTS - 0.46%
Ellis (Perry) International, Inc. (a)                                             6,190                    140,389
                                                                                                   ----------------

MISCELLANEOUS PRIMARY METAL PRODUCTS - 0.25%
Nanophase Technologies Corp. (a)                                                 10,800                     75,600
                                                                                                   ----------------

MOTOR VEHICLE PARTS & ACCESSORIES - 1.20%
Clarcor, Inc.                                                                     6,650                    367,546
                                                                                                   ----------------

NATIONAL COMMERCIAL BANKS - 2.27%
Cardinal Financial Corp. (a)                                                      9,465                     96,922
Nara Bancorp, Inc.                                                               26,700                    521,184
Texas United Bancshares                                                           4,075                     77,425
                                                                                                   ----------------
                                                                                                           695,531
                                                                                                   ----------------
See accompanying notes which are an integral part of the financial statements.

                                       9

STONERIDGE FUNDS
STONERIDGE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 - (UNAUDITED)

COMMON STOCKS 98.30% - CONTINUED                                              SHARES                    VALUE
                                                                            ------------           ----------------

OIL & GAS FIELD MACHINERY & EQUIPMENT - 2.87%
Gulfmark Offshore, Inc. (a)                                                       7,750                  $ 210,877
National-Oilwell, Inc. (a)                                                       10,677                    484,095
Tesco Corp. (a)                                                                  14,805                    184,174
                                                                                                   ----------------
                                                                                                           879,146
                                                                                                   ----------------

PHARMACEUTICAL PREPARATIONS - 7.74%
Andrx Corp. (a)                                                                   9,195                    206,428
Angiotech Pharmaceuticals, Inc. (a)                                              15,800                    265,282
Barrier Therapeutics, Inc. (a)                                                    6,750                    116,303
Bioenvision, Inc. (a)                                                            25,770                    197,141
Durect Corp. (a)                                                                117,810                    366,389
Hollis Eden Pharmaceuticals Inc. (a)                                             18,870                    142,657
MGI Pharma, Inc. (a)                                                             17,550                    401,895
Supergen, Inc. (a)                                                               24,650                    123,743
Threshold Pharmaceuticals, Inc. (a)                                               1,865                     13,055
Telik, Inc. (a)                                                                  23,950                    452,176
Vaxgen, Inc. (a)                                                                  6,100                     85,705
                                                                                                   ----------------
                                                                                                         2,370,774
                                                                                                   ----------------

PRINTED CIRCUIT BOARDS - 1.23%
Multi Fineline Electronix, Inc. (a)                                               9,955                    223,987
TTM Technologies, Inc. (a)                                                       14,150                    152,395
                                                                                                   ----------------
                                                                                                           376,382
                                                                                                   ----------------

PUBLIC BUILDING & RELATED FURNITURE - 1.24%
BE Aerospace, Inc. (a)                                                           31,615                    380,328
                                                                                                   ----------------

PULP MILLS - 1.04%
Pope & Talbot, Inc.                                                              19,650                    318,330
                                                                                                   ----------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 2.40%
Arris Group, Inc. (a)                                                            49,900                    316,865
SafeNet, Inc. (a)                                                                13,975                    419,250
                                                                                                   ----------------
                                                                                                           736,115
                                                                                                   ----------------

REAL ESTATE - 1.11%
CB Richard Ellis Group, Inc. (a)                                                  9,450                    340,956
                                                                                                   ----------------

RETAIL - APPAREL & ACCESSORY STORES - 2.27%
Jos A Bank Clothiers, Inc. (a)                                                   21,800                    591,652
Claire's Stores, Inc.                                                             4,550                    104,696
                                                                                                   ----------------
                                                                                                           696,348
                                                                                                   ----------------
See accompanying notes which are an integral part of the financial statements.

                                       10

STONERIDGE FUNDS
STONERIDGE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 - (UNAUDITED)

COMMON STOCKS 98.30% - CONTINUED                                              SHARES                    VALUE
                                                                            ------------           ----------------

RETAIL - AUTO DEALERS & GASOLINE STATIONS - 1.17%
West Marine Inc. (a)                                                             14,760                  $ 356,897
                                                                                                   ----------------

RETAIL - COMPUTER & COMPUTER SOFTWARE STORES - 1.01%
Gamestop Corp. (a)                                                               16,000                    310,560
                                                                                                   ----------------

RETAIL - MISCELLANEOUS RETAIL - 0.46%
First Cash Financial Services, Inc. (a)                                           5,775                    139,582
                                                                                                   ----------------

RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 0.42%
The Sports Authority, Inc. (a)                                                    5,250                    128,573
                                                                                                   ----------------

RETAIL - RESTAURANTS - 0.52%
P. F. Changs China Bistro, Inc. (a)                                               2,900                    158,949
                                                                                                   ----------------

RETAIL - VARIETY STORES - 0.56%
Fred's Inc. - Class A                                                            10,150                    171,027
                                                                                                   ----------------

RETAIL - WOMEN'S CLOTHING STORES - 0.48%
Cache, Inc. (a)                                                                   9,475                    148,379
                                                                                                   ----------------

SAVINGS INSTITUTION, FEDERALLY CHARTERED - 0.47%
Commercial Capital Bancorp, Inc.                                                  6,700                    144,720
                                                                                                   ----------------

SEARCH, DETECTION, NAVIGATION, GUIDANCE, AERONTICAL SYSTEMS - 0.86%
EDO Corp.                                                                         8,250                    262,350
                                                                                                   ----------------

SECONDARY SMELTING & REFINING OF NONFERROUS METALS - 0.33%
Aleris International, Inc. (a)                                                    5,025                    100,852
                                                                                                   ----------------

SEMICONDUCTORS & RELATED DEVICES - 4.74%
FormFactor, Inc. (a)                                                             22,105                    507,752
O2Micro International Limited  (a)                                               61,100                    655,603
Sirf Technology Holdings, Inc. (a)                                               25,550                    287,182
                                                                                                   ----------------
                                                                                                         1,450,537
                                                                                                   ----------------

SERVICES - ADVERTISING AGENCIES - 0.24%
MDC Partners, Inc. - Class A (a) (b)                                              6,950                     74,574
                                                                                                   ----------------

SERVICES - ALLIED TO MOTION PICTURE PRODUCTION - 0.47%
Image Entertainment, Inc. (a)                                                    25,010                    143,808
                                                                                                   ----------------

SERVICES - AUTO RENTAL & LEASING - 0.79%
Ryder System, Inc.                                                                5,700                    242,022
                                                                                                   ----------------

SERVICES - BUSINESS SERVICES - 0.32%
Peoplesupport, Inc. (a)                                                           8,600                     96,664
                                                                                                   ----------------

SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 1.59%
Diversa Corp. (a)                                                                73,515                    488,140
                                                                                                   ----------------

SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 0.98%
Merge Technologies, Inc. (a)                                                      9,785                    178,087
Tyler Technologies, Inc. (a)                                                     17,500                    123,200
                                                                                                   ----------------
                                                                                                           301,287
                                                                                                   ----------------
See accompanying notes which are an integral part of the financial statements.

                                       11

STONERIDGE FUNDS
STONERIDGE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 - (UNAUDITED)

COMMON STOCKS 98.30% - CONTINUED                                              SHARES                    VALUE
                                                                            ------------           ----------------

SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 1.29%
Per-Se Technologies, Inc. (a)                                                    22,325                  $ 337,554
Intersections, Inc. (a)                                                           4,450                     58,918
                                                                                                   ----------------
                                                                                                           396,472
                                                                                                   ----------------

SERVICES - COMPUTER PROGRAMMING SERVICES - 4.74%
Novatel Wireless, Inc. (a)                                                       64,050                    689,178
Synaptics, Inc. (a)                                                              16,707                    399,130
Wind River Systems, Inc. (a)                                                     26,950                    362,747
                                                                                                   ----------------
                                                                                                         1,451,055
                                                                                                   ----------------

SERVICES - EQUIPMENT RENTAL & LEASING - 1.46%
United Rentals, Inc. (a)                                                         23,700                    448,404
                                                                                                   ----------------

SERVICES - HELP SUPPLY SERVICES - 0.60%
Labor Ready, Inc. (a)                                                             9,760                    183,293
                                                                                                   ----------------

SERVICES - HOME HEALTH CARE SERVICES - 0.71%
Matria Healthcare, Inc. (a)                                                       7,550                    217,440
                                                                                                   ----------------

SERVICES - MANAGEMENT & CONSULTING SERVICES - 3.41%
Navigant Consulting, Inc. (a)                                                    26,650                    686,237
Resources Connection, Inc. (a)                                                    7,200                    358,272
                                                                                                   ----------------
                                                                                                         1,044,509
                                                                                                   ----------------

SERVICES - MEDICAL LABORATORIES - 0.24%
Array Biopharma, Inc. (a)                                                         8,685                     73,128
                                                                                                   ----------------

SERVICES - MOTION PICTURE & VIDEO TAPE PRODUCTION - 1.53%
Lions Gate Entertainment Corp. (a)                                               44,015                    467,439
                                                                                                   ----------------

SERVICES - NURSING & PERSONAL CARE FACILITIES - 0.20%
Kindred Healthcare, Inc. (a)                                                      1,845                     60,332
                                                                                                   ----------------

SERVICES - PREPACKAGED SOFTWARE - 4.47%
Captiva Software Corp. (a)                                                       14,800                    179,953
Epicor Software Corp. (a)                                                        27,955                    432,743
Motive, Inc. (a)                                                                 15,400                    169,246
Salesforce Com, Inc. (a)                                                         20,005                    321,280
Transaction Systems Architects, Inc.  (a)                                        11,400                    266,532
                                                                                                   ----------------
                                                                                                         1,369,754
                                                                                                   ----------------
See accompanying notes which are an integral part of the financial statements.

                                       12

STONERIDGE FUNDS
STONERIDGE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 - (UNAUDITED)

COMMON STOCKS 98.30% - CONTINUED                                              SHARES                    VALUE
                                                                            ------------           ----------------

SPECIAL INDUSTRY MACHINERY, NEC - 3.24%
Cymer, Inc. (a)                                                                  20,650                  $ 596,888
FSI International, Inc. (a)                                                      36,000                    166,680
Ultratech, Inc. (a)                                                              14,470                    229,639
                                                                                                   ----------------
                                                                                                           993,207
                                                                                                   ----------------

STATE COMMERCIAL BANKS - 2.98%
Bank of the Ozarks, Inc.                                                          2,650                     91,425
Mercantile Bank Corp.                                                             5,670                    247,439
Placer Sierra Bancshares                                                          3,225                     77,432
R&G Financial Corp. (a)                                                           4,250                    154,360
UCBH Holdings, Inc.                                                               3,900                    161,421
Wintrust Financial Corp.                                                          3,350                    179,761
                                                                                                   ----------------
                                                                                                           911,838
                                                                                                   ----------------

STEEL PIPE & TUBES - 0.85%
Maverick Tube Corp. (a)                                                           7,285                    259,055
                                                                                                   ----------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 0.31%
Vasogen, Inc. (a)                                                                21,595                     93,722
                                                                                                   ----------------

TELEPHONE & TELEGRAPH APPARATUS - 1.45%
Netgear, Inc. (a)                                                                32,305                    442,579
                                                                                                   ----------------

TELEVISION BROADCASTING STATIONS - 1.33%
Gray Television, Inc.                                                            10,100                    146,854
Sinclair Broadcast Group A, Inc.                                                 33,800                    260,260
                                                                                                   ----------------
                                                                                                           407,114
                                                                                                   ----------------

TRUCK TRAILERS - 0.84%
Wabash National Corp.                                                             9,555                    257,698
                                                                                                   ----------------

WHOLESALE - DRUGS, PROPRIETARIES & DRUGGISTS' SUNDRIES - 2.32%
Allscripts Healthcare Solutions, Inc. (a)                                        30,497                    408,660
NU Skin Enterprise, Inc.                                                         13,565                    302,906
                                                                                                   ----------------
                                                                                                           711,566
                                                                                                   ----------------

TOTAL COMMON STOCKS (COST $27,476,846)                                                                  30,103,848
                                                                                                   ----------------

MONEY MARKET SECURITIES - 1.87%
Huntington Money Market Fund - Investment Shares, 1.43% (c)                     571,144                    571,144
                                                                                                   ----------------

TOTAL MONEY MARKET SECURITIES (COST $571,144)                                                              571,144
                                                                                                   ----------------

TOTAL INVESTMENTS (COST $28,047,990) - 100.17%                                                          30,674,992
                                                                                                   ----------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.17)%                                                            (51,460)
                                                                                                   ----------------

TOTAL NET ASSETS - 100.00%                                                                          $   30,623,532
                                                                                                   ================

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the coupon rate shown represents the rate at February 28, 2005.

See accompanying notes which are an integral part of the financial statements.

                                       13

STONERIDGE FUNDS
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2005 - (UNAUDITED)
                                                                             STONERIDGE               STONERIDGE
                                                                               EQUITY              SMALL CAP GROWTH
                                                                                FUND                     FUND
                                                                          -----------------  ------------------------------

ASSETS:
Investments in securities:
   At cost                                                                     $ 2,831,956                    $ 28,047,990
                                                                          =================  ==============================
   At value                                                                    $ 3,108,877                    $ 30,674,992

Receivable for fund shares sold                                                     29,910                          21,313
Dividends receivable                                                                15,215                           5,624
Receivable due from advisor                                                          2,337                               -
Prepaid expenses                                                                     1,287                               -
Interest receivable                                                                    195                             419
Receivable for investments sold                                                  7,112,991                         147,932
                                                                          -----------------  ------------------------------
     TOTAL ASSETS                                                               10,270,812                      30,850,280
                                                                          -----------------  ------------------------------

LIABILITIES:
Payable for fund shares redeemed                                                 7,178,234                               -
Payable for investments purchased                                                   83,630                         189,435
Accrued expenses and other liabilities                                               8,000                          11,638
Payable to affiliates                                                                7,505                           4,351
Accrued advisory fees                                                                    -                          19,004
Accrued trustee and CCO fees                                                           375                           2,320
                                                                          -----------------  ------------------------------
     TOTAL LIABILITIES                                                           7,277,744                         226,748
                                                                          -----------------  ------------------------------

NET ASSETS:                                                                    $ 2,993,068                    $ 30,623,532
                                                                          =================  ==============================

NET ASSETS CONSIST OF:
Paid in capital                                                                $ 4,133,423                    $ 39,350,954
Accumulated undistributed net investment income (loss)                              19,705                        (149,846)
Accumulated net realized (loss) on investments                                  (1,436,981)                    (11,204,578)
Net unrealized appreciation on investments                                         276,921                       2,627,002
                                                                          -----------------  ------------------------------

                                                                               $ 2,993,068                    $ 30,623,532
                                                                          =================  ==============================

Shares outstanding                                                                 497,919                       4,975,136
                                                                          -----------------  ------------------------------
   (unlimited number of shares authorized)

NET ASSET VALUE AND OFFERING
   PRICE PER SHARE                                                                  $ 6.01                          $ 6.16
                                                                          =================  ==============================

Redemption price per share (a)                                                      $ 5.89                          $ 6.04
                                                                          =================  ==============================

(a) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 30 days of purchase.

See accompanying notes which are an integral part of the financial statements.

                                       14

STONERIDGE FUNDS
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005
(UNAUDITED)
                                                                                 STONERIDGE              STONERIDGE
                                                                                   EQUITY             SMALL CAP GROWTH
                                                                                    FUND                    FUND
                                                                              ------------------ ---------------------------

INVESTMENT INCOME
Dividend income                                                                       $ 102,021                    $ 33,748
Interest income                                                                           1,160                       2,054
                                                                              ------------------ ---------------------------
  TOTAL INCOME                                                                          103,181                      35,802
                                                                              ------------------ ---------------------------

EXPENSES
Investment advisor fee (Note 3)                                                          28,812                     148,520
Administration expenses                                                                  15,000                      15,000
Fund accounting expenses                                                                 10,000                      10,000
Transfer agent expenses                                                                   8,000                       9,256
Legal expenses                                                                            3,966                       4,445
Pricing expenses                                                                          3,470                       5,676
Auditing expenses                                                                         3,148                       4,322
Trustee and officer expenses                                                              2,922                       3,990
Custodian expenses                                                                        2,825                       6,545
Insurance expenses                                                                        1,834                       2,469
Registration expenses                                                                       760                       1,845
Miscellaneous expenses                                                                      494                       2,597
Printing expenses                                                                           494                         330
                                                                              ------------------ ---------------------------
  TOTAL EXPENSES                                                                         81,725                     214,995
Expenses waived/reimbursed by advisor (Note 3)                                          (38,509)                    (29,347)
                                                                              ------------------ ---------------------------
Total operating expenses                                                                 43,216                     185,648
                                                                              ------------------ ---------------------------
NET INVESTMENT INCOME (LOSS)                                                             59,965                    (149,846)
                                                                              ------------------ ---------------------------


REALIZED & UNREALIZED GAIN
Net realized gain on investment securities                                            1,053,210                   1,794,341
Change in unrealized appreciation (depreciation)
   on investment securities                                                              36,908                   3,005,843
                                                                              ------------------ ---------------------------
Net realized and unrealized gain on investment securities                             1,090,118                   4,800,184
                                                                              ------------------ ---------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $ 1,150,083                 $ 4,650,338
                                                                              ================== ===========================



See accompanying notes which are an integral part of the financial statements.

                                       15

STONERIDGE FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                                                                STONERIDGE                        STONERIDGE
                                                                EQUITY FUND                  SMALL CAP GROWTH FUND
                                                   ------------------------------------ ------------------------------------

                                                    SIX MONTHS ENDED                     SIX MONTHS ENDED
                                                   FEBRUARY 28, 2005     YEAR ENDED     FEBRUARY 28, 2005     YEAR ENDED
INCREASE (DECREASE) IN NET ASETS                      (UNAUDITED)      AUGUST 31, 2004     (UNAUDITED)     AUGUST 31, 2004
                                                   ------------------- ---------------- ------------------------------------
OPERATIONS:
  Net investment income (loss)                            $    59,965      $    36,865       $    (149,846)   $    (292,489)
  Net realized gain on investment securities                1,053,210          891,039           1,794,341        4,944,665
  Change in net unrealized appreciation (depreciation)         36,908         (164,413)          3,005,843       (3,034,654)
                                                   ------------------- ---------------- ------------------------------------
  Net increase in net assets resulting from operations      1,150,083          763,491           4,650,338        1,617,522
                                                   ------------------- ---------------- ------------------------------------
DISTRIBUTIONS:
  From net investment income                                  (73,720)         (27,168)                  -                -
  From net realized gain                                     (870,801)               -                   -                -
                                                   ------------------- ---------------- ------------------------------------
  Total distributions                                        (944,521)         (27,168)                  -                -
                                                   ------------------- ---------------- ------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                   486,789        1,341,849             657,423        2,452,647
  Reinvestment of distributions                               936,596           27,168                   -                -
  Amount paid for shares repurchased                       (7,726,474)      (1,021,414)         (1,101,533)     (10,828,434)
                                                   ------------------- ---------------- ------------------------------------
  Net increase (decrease) in net assets resulting
     from share transactions                               (6,303,089)         347,603            (444,110)      (8,375,787)
                                                   ------------------- ---------------- ------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (6,097,527)       1,083,926           4,206,228       (6,758,265)
                                                   ------------------- ---------------- ------------------------------------

NET ASSETS:
  Beginning of period                                       9,090,595        8,006,669          26,417,304       33,175,569
                                                   ------------------- ---------------- ------------------------------------

  End of period                                           $ 2,993,068      $ 9,090,595        $ 30,623,532     $ 26,417,304
                                                   =================== ================ ====================================

Accumulated undistributed net
   investment income (loss) included
   in net assets at end of period                         $    19,705      $    33,460        $   (149,846)     $         -
                                                   ------------------- ---------------- ------------------------------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                  77,479          225,235             109,550          430,484
  Shares issued in reinvestment of distributions              153,727            4,536                   -                -
  Shares repurchased                                       (1,279,263)        (173,371)           (182,785)      (1,919,228)
                                                   ------------------- ---------------- ------------------------------------

  Net increase (decrease) from capital share transactions  (1,048,057)          56,400             (73,235)      (1,488,744)
                                                   =================== ================ ====================================

See accompanying notes which are an integral part of the financial statements.

                                       16

STONERIDGE FUNDS
FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                       STONERIDGE
                                                                      EQUITY FUND
                                        ------------------------------------------------------------------------------------------


                                        SIX MONTHS ENDED   YEAR           YEAR          YEAR           YEAR      FOR THE PERIOD
                                      FEBRUARY 28,2005    ENDED          ENDED          ENDED          ENDED         ENDED
                                        (UNAUDITED)  AUGUST 31,2004  AUGUST 31,2003 AUGUST 31,2002 AUGUST 31,2001 AUGUST 31,2000(a)
                                        ------------  -------------------------------------------- -----------------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period         $ 5.88           $ 5.38         $ 4.64        $ 7.48        $ 13.68        $ 10.00
                                        ------------  -------------------------------------------- -----------------------------
Income from investment operations
  Net investment income                        0.07             0.02           0.02          0.02           0.01           0.03
  Net realized and unrealized gain (loss)      0.68             0.50           0.72         (2.50)         (3.10)          3.66
                                        ------------  -------------------------------------------- -----------------------------
Total from investment operations               0.75             0.52           0.74         (2.48)         (3.09)          3.69
                                        ------------  -------------------------------------------- -----------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                  (0.05)           (0.02)             -         (0.01)         (0.03)         (0.01)
  From net realized gain                      (0.57)               -              -         (0.35)         (3.08)             -
                                        ------------  -------------------------------------------- -----------------------------
Total distributions                           (0.62)           (0.02)             -         (0.36)         (3.11)         (0.01)
                                        ------------  -------------------------------------------- -----------------------------

Net asset value, end of period               $ 6.01           $ 5.88         $ 5.38        $ 4.64         $ 7.48        $ 13.68
                                        ============  ============================================ =============================

TOTAL RETURN                                 12.59% (b)        9.63%         15.95%       -34.63%        -25.80%         36.93% (b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)             $ 2,993          $ 9,091        $ 8,007       $ 3,318        $ 4,809        $ 5,813
Ratio of expenses to average net assets       0.90% (c)        0.90%          0.90%         0.90%          0.90%          0.90% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement              1.70% (c)        1.77%          2.78%         2.73%          2.39%          2.44% (c)
Ratio of net investment income to
   average net assets                         1.25% (c)        0.42%          0.51%         0.26%          0.10%          0.26% (c)
Ratio of net investment income to
   average net assets before waiver
   & reimbursement                           0.45% (c)        (0.45)%        (1.37)%       (1.56)%        (1.38)%        (1.28)(c)
Portfolio turnover rate                      67.23%          111.72%        122.29%        51.64%        105.93%        127.80%

(a)  For the period October 1, 1999 (Commencement of Operations) to August 31, 2000.
(b)  Not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.


                                       17

STONERIDGE FUNDS
FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                       STONERIDGE
                                                                  SMALL CAP GROWTH FUND
                                  -------------------------------------------------------------------------------------------------


                                  SIX MONTHS ENDED     YEAR             YEAR        YEAR            YEAR          FOR THE PERIOD
                                  FEBRUARY 28, 2005    ENDED           ENDED        ENDED          ENDED             ENDED
                                    (UNAUDITED)   AUGUST 31, 2004 AUGUST 31, 2003 AUGUST 31, 2002 AUGUST 31, 2001 AUGUST 31, 2000(a)
                                  ----------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period       $ 5.23          $ 5.07               $ 3.76        $ 6.07      $ 17.01       $ 10.00
                                  ----------------  -------------------------------------------------------------- -------------
Income from investment operations
  Net investment (loss)                     (0.03)          (0.05)               (0.04)        (0.05)       (0.07)        (0.09)
  Net realized and unrealized gain (loss)    0.96            0.21                 1.35         (2.26)       (5.57)         7.24
                                  ----------------  -------------------------------------------------------------- -------------
Total from investment operations             0.93            0.16                 1.31         (2.31)       (5.64)         7.15
                                  ----------------  -------------------------------------------------------------- -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    -               -                    -             -            -         (0.01)
  From net realized gain                        -               -                    -             -        (5.30)        (0.13)
                                  ----------------  -------------------------------------------------------------- -------------
Total distributions                             -               -                    -             -        (5.30)        (0.14)
                                  ----------------  -------------------------------------------------------------- -------------

Net asset value, end of period             $ 6.16          $ 5.23               $ 5.07        $ 3.76       $ 6.07       $ 17.01
                                  ================  ============================================================== =============

TOTAL RETURN                               17.78% (b)       3.16%               34.84%       -38.06%      -36.96%        71.94% (b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)          $ 30,624        $ 26,417             $ 33,176      $ 23,090     $ 20,782      $ 19,047
Ratio of expenses to average net assets     1.25% (c)       1.25%                1.25%         1.25%        1.25%         1.25% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement            1.45% (c)       1.43%                1.47%         1.52%        1.53%         1.78% (c)
Ratio of net investment income to
   average net assets                       (1.01)%(c)     (0.96)%              (0.97)%       (1.00)%      (0.91)%       (0.70)%(c)
Ratio of net investment income to
   average net assets before waiver
   & reimbursement                         (1.21)%(c)      (1.14)%              (1.19)%       (1.27)%      (1.19)%       (1.23)%(c)
Portfolio turnover rate                    60.35%         119.36%              105.64%        71.97%      146.06%       233.01%

(a)  For the period October 1, 1999 (Commencement of Operations) to August 31, 2000.
(b)  Not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.


                                       18


                                STONERIDGE FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                               FEBRUARY 28, 2005
                                  (UNAUDITED)

NOTE 1.  ORGANIZATION

The  StoneRidge  Equity Fund (the "Equity  Fund") and the  StoneRidge  Small Cap
Growth Fund (the "Small Cap Growth Fund") (collectively, the "Funds") each were organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October
14, 2002 (the "Trust Agreement"). The predecessor funds of the Equity Fund and the Small Cap Growth Fund commenced operations on October 1, 1999. The
Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the StoneRidge Equity Fund is long-term capital appreciation. The investment objective of the StoneRidge Small Cap Growth Fund (formerly the
StoneRidge Small Cap Equity Fund) is long-term capital growth.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities  Valuation - Equity  securities  generally are valued by using market quotations,  but may be valued on the  basis of  prices  furnished  by a pricing service  when the  Advisor  believes  such  prices  accurately  reflect the fair market  value of such  securities.  Securities  that  are  traded  on any  stock exchange  are  generally  valued by the pricing  service at the last quoted sale price.  Lacking a last sale price,  an  exchange  traded  security is  generally valued by the pricing  service at its last bid price.  Securities  traded in the
NASDAQ  over-the-counter  market are generally  valued by the pricing service at the NASDAQ  Official  Closing  Price.  When  market  quotations  are not readily available,  when the Advisor  determines that the market  quotation or the price provided by the pricing  service does not accurately  reflect the current market value  or  when  restricted  or  illiquid  securities  are  being  valued,  such
securities  are  valued  as  determined  in  good  faith  by  the  Advisor,   in
conformity  with  guidelines  adopted  by and  subject to review of the Board of
Trustees of the Trust.

Fixed income  securities  generally are valued by using market  quotations,  but may be valued on the basis of prices  furnished  by a pricing  service  when the
Advisor  believes such prices  accurately  reflect the fair market value of such securities.  A pricing service  utilizes  electronic data processing  techniques based on yield spreads  relating to securities with similar  characteristics  to
determine   prices  for  normal   institutional-size   trading   units  of  debt
securities  without  regard to sale or bid prices.  If the Advisor  decides that a price  provided by the pricing  service does not  accurately  reflect the fair market value of the  securities,  when prices are not readily  available  from a pricing  service or when  restricted  or illiquid  securities  are being valued, securities  are valued at fair value as  determined in good faith by the Advisor in conformity with  guidelines  adopted by and subject to review of the Board of
Trustees.  Short term  investments in fixed income  securities  with  maturities of less than 60 days when  acquired,  or which  subsequently  are within 60 days of maturity,  are valued by using the amortized cost method of valuation,  which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Funds intend to continue to qualify each year as "regulated investment companies" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of their taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security  Transactions  and Related Income - The Funds follow industry  practice
and   record   security   transactions   on  the  trade   date.   The   specific
identification  method is used for  determining  gains or losses  for  financial
statement  and  income  tax  purposes.   Dividend  income  is  recorded  on  the
ex-dividend   date  and  interest  income  is  recorded  on  an  accrual  basis.
Discounts  and premiums on securities  purchased are amortized  over the life of the respective securities.

                                       19

                                STONERIDGE FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                         FEBRUARY 28, 2005 - CONTINUED
                                  (UNAUDITED)


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Dividends  and  Distributions-  The Equity  Fund and Small Cap Growth  Fund each
intends  to   distribute   all  of  net   investment   income  as  dividends  to
shareholders  on at least an annual basis.  The Funds intend to  distribute  net realized  long-term capital gains and net realized  short-term  capital gains at least once a year.

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. No such reclassifications have been made for the six months ended February 28, 2005.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor is StoneRidge  Investment  Partners,  L.L.C.  Under the terms of the
management  agreement  (the  "Agreement"),   the  Advisor  manages  each  Fund's
investments  subject to approval of the Board of Trustees.  As compensation  for its  management  services,  each  Fund is  obligated  to pay the  Advisor  a fee
(based  on  average  daily  net  assets)  computed  and  accrued  daily and paid monthly at the following  annual rates:  Equity Fund, 0.60% and Small Cap Growth
Fund,  1.00%.  For the six months ended  February 28, 2005, the Advisor earned a fee of  $28,812  from the  Equity  Fund and  $148,520  from the Small Cap Growth
Fund.  At February 28, 2005, the Small Cap Fund owed the Advisor  $19,004.

The Advisor has  contractually  agreed to waive fees and/or reimburse  expenses,
except  brokerage  fees  and  commissions,   taxes,  borrowing  costs  (such  as
interest  and  dividend  expense on  securities  sold  short) and  extraordinary expenses  through  August 31,  2005 to  maintain  each  Fund's  total  operating expenses,  as a  percentage  of average  daily net assets,  as  follows:  Equity
Fund,  0.90%  and  Small  Cap  Growth  Fund,  1.25%.  For the six  months  ended
February  28,  2005,  the  Advisor  waived fees  and/or  reimbursed  expenses of
$38,509  for the  Equity  Fund and  $29,347  for the Small Cap Growth  Fund.  At
February 28, 2005, the Advisor owed the Equity Fund $2,337.

The Trust  retains  Unified  Fund  Services,  Inc.  ("Unified"),  a wholly owned subsidiary of Unified Financial  Services,  Inc., to manage each Fund's business affairs and to provide the Funds with  administrative  services,  including  all regulatory  reporting and necessary  office  equipment  and  personnel.  Unified receives a monthly fee from each Fund equal to an annual  average  rate of 0.10%
of the Fund's average daily net assets up to $50 million  dollars,  0.07% of the
Fund's  average daily net assets from $50 million to $100 million,  0.05% of the
Fund's  average  daily net assets from $100 million to $150 million and 0.03% of the Funds'  average  daily net assets  over $150  million  (subject  to a $2,500 minimum  monthly  fee).  For the six months ended  February  28,  2005,  Unified earned  fees of  $15,000  for  administrative  services  provided  to the Equity
Fund and $15,000 for  administrative  services  provided to the Small Cap Growth
Fund. All expense accruals and cash expense  payments are periodically  reviewed
to  ensure  that  fund   administration   minimum  charges  are  compliant  with
contractual terms.

The Trust retains Unified to act as each Fund's transfer agent and to provide each Fund with fund accounting services. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.25 per shareholder
(subject to a minimum monthly fee of $1,250 per Fund plus out-of-pocket expenses).

                                       20

                                STONERIDGE FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                         FEBRUARY 28, 2005 - CONTINUED
                                  (UNAUDITED)



NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

For  the  six  months  ended   February  28,  2005,   Unified  earned  fees  and
reimbursement  of  out-of-pocket  expenses  of $7,500  and $7,500 for the Equity
Fund and Small  Cap  Growth  Fund,  respectively  for  transfer  agent  services provided  to the Funds and $500,  and $1,756  from the Equity Fund and Small Cap
Growth  Fund,   respectively,   in  reimbursement  for  out-of-pocket   expenses
incurred  in  providing  transfer  agent  services  to the  Funds.  All  expense accruals and cash  expense  payments  are  periodically  reviewed to ensure that transfer  agency fee minimums are  compliant  with  contractual  terms.  For its services  as fund  accountant,  Unified  receives  an annual  fee from each Fund equal to 0.05% of each  Fund's  assets up to $50  million,  0.04% of each Fund's assets from $50 million to $100  million,  and 0.03% of each Fund's  assets from
$100  million  to $150  million,  and 0.02%  over  $150  million  (subject  to a monthly  minimum fee of $1,667 per  month).  For the six months  ended  February
28, 2005,  Unified earned fees of $10,000 for fund accounting  services provided to the Equity  Fund and  $10,000 for fund  accounting  services  provided to the
Small Cap Growth Fund.  At February 28, 2005,  the Equity Fund and the Small Cap
Growth  Fund had net  payables  due to  Unified  in the  amounts  of $7,505  and
$4,351, respectively.

A trustee and officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

Unified  Financial  Securities,  Inc. acts as the principal  distributor of each
Fund's  shares.  There were no payments  made to Unified  Financial  Securities,
Inc. by the Funds for the six months  ended  February  28,  2005.  Unified  Fund
Services,  Inc.  and  Unified  Financial  Securities,   Inc.  are  wholly  owned
subsidiaries  of Unified  Financial  Services,  Inc. A Trustee and officers have an ownership  interest in Unified Financial  Services,  Inc. (the parent company of the Distributor).  As a result,  those persons may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

For the six months ended February 28, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                          FUND          GROWTH FUND
                                      -------------   ----------------
PURCHASES
     U.S. Government Obligations        $        -       $          -
     Other                               5,678,683         17,693,455
SALES
     U.S. Government Obligations       $         -        $         -
     Other                              12,691,534         18,499,351


As of February 28, 2005, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

                                       EQUITY         SMALL CAP
                                        FUND         GROWTH FUND
                                   ---------------- -----------------
Gross Appreciation                       $ 345,618     $ 4,499,166
Gross (Depreciation)                       (68,697)     (1,872,164)

                                   ---------------- ---------------
Net Appreciation/Depreciation
on Investments                           $ 276,921     $ 2,627,002
                                   ================ ===============


At February 28, 2005, the aggregate cost of securities for federal income tax purposes was $2,831,956 and $28,047,990 for the Equity Fund and Small Cap
Growth Fund, respectively.

                                       21

                                STONERIDGE FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                         FEBRUARY 28, 2005 - CONTINUED
                                  (UNAUDITED)

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February
28, 2005, SEI Private Trust Co. held 36.22% of the Equity Fund in an omnibus account for the benefit of others. As of February 28, 2005, Charles Schwab &
Company held 33.85% of the Small Cap Growth Fund in an omnibus account for the benefit of others.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

EQUITY FUND At August 31, 2004,  the Equity Fund had  available  for federal tax
purposes  an  unused  capital  loss   carryforward   of  $1,582,093;   of  which
$1,456,676 expires in 2010 and $125,417 expires in 2011.

SMALL CAP GROWTH FUND At August 31, 2004, the Small Cap Growth Fund had available for federal tax purposes an unused capital loss carryforward of $11,671,478, of which $830,625 expires in 2010, $5,766,750 expires in 2011, and $5,074,103 expires in 2012.

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

EQUITY FUND On December 29, 2003, the Fund paid investment income dividends of
$0.0184 per share to shareholders of record on December 26, 2003.

The tax character of distributions paid during fiscal years ended August 31, 2004 and 2003 was as follows.

Distributions paid from:                           2004                2003
                                              ----------------    ----------------
        Ordinary income                              $ 27,168         $         -
        Short-term Capital Gain                             -                   -
        Long-term Capital Gain                              -                   -
                                              ----------------    ----------------
                                                     $ 27,168         $         -
                                              ================    ================


For the six months ended February 28, 2005, the Equity Fund paid an income distribution of $0.0484 per share or $73,720 to shareholders of record on December 28, 2004. The Equity Fund paid total capital gain distributions of $0.5666 or $870,801 to shareholders of record on February 25, 2005.

SMALL CAP GROWTH FUND There were no distributions during the fiscal years ended August 31, 2004 and 2003, and the six months ended February 28, 2005.

As of August 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                       22


                                StoneRidge Funds
                       Notes to the Financial Statements
                         February 28, 2005 - continued
                                  (Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

                                                   EQUITY             SMALL CAP
                                                    FUND             GROWTH FUND
                                               ---------------    ------------------
Undistributed ordinary
     income (accumulated losses)                 $     33,460         $            -
Undistributed long-term capital
     gain (accumulated losses)                     (1,607,030)          (12,909,316)
Unrealized appreciation (depreciation)                227,655              (468,444)
                                               ---------------    ------------------
                                                 $ (1,345,915)        $ (13,377,760)
                                               ===============    ==================

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the deferral of post-October losses.

                               OTHER INFORMATION

Each Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q, which is available on the Commission's web site at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge: (1) upon request by calling the Funds at (800) 441-6978; and (2) from Funds documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov .

The Funds' Statement of Additional Information ("SAI") includes information about the trustees and is available, without charge, upon request. You may call toll-free (800) 441-6978 to request a copy of the SAI or to make shareholder inquiries.

TRUSTEES
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR
StoneRidge Investment Partners, L.L.C.
7 Great Valley Pkwy, Suite 290
Malvern, PA 19355

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN  46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Pkwy, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn, LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN  46204

This report is intended only for the information of shareholders or those who have received the Funds' prospectus which contains information about the Funds' management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.  Member NASD/SIPC

Item 2. Code of Ethics.  Not Applicable

Item 3. Audit Committee Financial Expert.  Not Applicable

Item 4. Principal Accountant Fees and Services.  Not Applicable

Item 5. Audit Committee of Listed Companies.  Not Applicable

Item 6.  Schedule of Investments.  Not Applicable - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not Applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not Applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees [directors].

Item 10.  Controls and Procedures.
(a) Based on an evaluation of the registrant's disclosure controls and procedures as of March 24, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not Applicable


(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Unified Series Trust

By
*        /s/ Anthony Ghoston
         Anthony Ghoston, President

Date     4/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*        /s/ Anthony Ghoston
         Anthony Ghoston, President

Date     4/28/05

By
*        /s/ Thomas Napurano
         Thomas Napurano, Chief Financial Officer and Treasurer

Date     4/28/05